Investments in associates and joint ventures (Details 1)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Jointly Controlled by Banco Santander | Banco RCI Brasil S.A.
Jointly Controlled
Name of joint venture		Banco RCI Brasil S.A.	Banco RCI Brasil S.A.	Banco RCI Brasil S.A.
Activity		Bank	Bank	Bank
Country		Brazil	Brazil	Brazil
Participation		39.89%	39.89%	39.89%
Jointly Controlled by Banco Santander | Norchem Participações e Consultoria S.A.
Jointly Controlled
Name of joint venture	[1]	Norchem Participações e Consultoria S.A.	Norchem Participações e Consultoria S.A.	Norchem Participações e Consultoria S.A.
Activity	[1]	Other Activities	Other Activities	Other Activities
Country	[1]	Brazil	Brazil	Brazil
Participation	[1]	50.00%	50.00%	50.00%
Jointly Controlled by Banco Santander | Cibrasec - Companhia Brasileira de Securitização
Jointly Controlled
Name of joint venture	[1],[2],[3],[4]	Cibrasec - Companhia Brasileira de Securitização	Cibrasec - Companhia Brasileira de Securitização	Cibrasec - Companhia Brasileira de Securitização
Activity	[1],[2],[3],[4]	Securitization	Securitization	Securitization
Country	[1],[2],[3],[4]	Brazil	Brazil	Brazil
Participation	[1],[2],[3],[4]	9.72%	9.72%	9.72%
Jointly Controlled by Banco Santander | Estruturadora Brasileira de Projetos S.A. - EBP
Jointly Controlled
Name of joint venture	[1],[2],[5]	Estruturadora Brasileira de Projetos S.A. - EBP	Estruturadora Brasileira de Projetos S.A. - EBP	Estruturadora Brasileira de Projetos S.A. - EBP
Activity	[1],[2],[5]	Other Activities	Other Activities	Other Activities
Country	[1],[2],[5]	Brazil	Brazil	Brazil
Participation	[1],[2],[5]	11.11%	11.11%	11.11%
Jointly Controlled by Banco Santander | Gestora de Inteligência de Crédito
Jointly Controlled
Name of joint venture	[6],[7],[8]	Gestora de Inteligência de Crédito	Gestora de Inteligência de Crédito	Gestora de Inteligência de Crédito
Activity	[6],[7],[8]	Credit Bureau	Credit Bureau	Credit Bureau
Country	[6],[7],[8]	Brazil	Brazil	Brazil
Participation	[6],[7],[8]	20.00%	20.00%	20.00%
Jointly Controlled by Banco Santander | Campo Grande Empreendimentos
Jointly Controlled
Name of joint venture	[9]	Campo Grande Empreendimentos	Campo Grande Empreendimentos	Campo Grande Empreendimentos
Activity	[9]	Other Activities	Other Activities	Other Activities
Country	[9]	Brazil	Brazil	Brazil
Participation	[9]	25.32%	25.32%	25.32%
Jointly Controlled by Banco Santander | Banco Hyundai Capital Brasil S.A. (formerly named BHJV Assessoria e Consultoria Empresarial Ltda.)
Jointly Controlled
Name of joint venture	[10]	Banco Hyundai Capital Brasil S.A. (formerly named BHJV Assessoria e Consultoria Empresarial Ltda.)
Activity	[10]	Bank
Country	[10]	Brazil
Participation	[10]	50.00%
Jointly Controlled by Banco Santander | Santander Auto S.A.
Jointly Controlled
Name of joint venture	[11]	Santander Auto S.A.
Activity	[11]	Other Activities
Country	[11]	Brazil
Participation	[11]	50.00%
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações S.A.) | Webmotors S.A.
Jointly Controlled
Name of joint venture	[6],[12],[13]	Webmotors S.A.	Webmotors S.A.	Webmotors S.A.
Activity	[6],[12],[13]	Other Activities	Other Activities	Other Activities
Country	[6],[12],[13]	Brazil	Brazil	Brazil
Participation	[6],[12],[13]	70.00%	70.00%	70.00%
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações S.A.) | Tecnologia Bancária S.A. - TECBAN
Jointly Controlled
Name of joint venture	[1]	Tecnologia Bancária S.A. - TECBAN	Tecnologia Bancária S.A. - TECBAN	Tecnologia Bancária S.A. - TECBAN
Activity	[1]	Other Activities	Other Activities	Other Activities
Country	[1]	Brazil	Brazil	Brazil
Participation	[1]	19.81%	19.81%	19.81%
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações S.A.) | PSA Corretora de Seguros e Serviços Ltda.
Jointly Controlled
Name of joint venture	[14],[15],[16]	PSA Corretora de Seguros e Serviços Ltda.	PSA Corretora de Seguros e Serviços Ltda.	PSA Corretora de Seguros e Serviços Ltda.
Activity	[14],[15],[16]	Insurance Broker	Insurance Broker	Insurance Broker
Country	[14],[15],[16]	Brazil	Brazil	Brazil
Participation	[14],[15],[16]	50.00%	50.00%	50.00%
Significant Influence of Banco Santander | Norchem Holding e Negócios S.A.
Jointly Controlled
Name of joint venture	[1]	Norchem Holding e Negócios S.A.	Norchem Holding e Negócios S.A.	Norchem Holding e Negócios S.A.
Activity	[1]	Other Activities	Other Activities	Other Activities
Country	[1]	Brazil	Brazil	Brazil
Participation	[1]	21.75%	21.75%	21.75%

[1]	Companies with a delay of one month for the equity calculation. To register the equity income it was used on 12/31/2018 the position of 11/30/2018.
[2]	Although the participations was less than 20%, the Bank exercises control over the entity together with other major stockholders' through a stockholders' agreement where no business decision can be taken by a single shareholder.
[3]	At the ESM held on April 29, 2016 was approved the reform in the distribution structure of the capital of Cibrasec through the creation of preferred shares issued by the Company with voting rights and the share conversion of the common shares of Company into preferred shares, this reform was ratified at the ESM held on May 30, 2016. Banco Santander became part of their ordinary shares held in the capital of Cibrasec, the corresponding amount to 5,000 (five thousand) common shares issued by Cibrasec 50 (fifty) preferred shares in the proportion of 100 (one hundred) common shares for each one (1) preferred share, and still held 4,000 (four thousand) common shares in the capital of Cibrasec. Each preferred share entitles the holder the right to 100 (one hundred) times the right to dividends of the common shares, so that the economic rights were maintained, however, the conversion resulted in reduction in the percentage shareholding in Cibrasec.
[4]	The Bank has a participation of less than 20%, and there is no control block in the company, and business decisions are taken jointly by the stockholders.
[5]	According to its Bylaws, EBP was formed in order to carry out projects to contribute for the brazilian economic and social development for the period of 10 years. After the conclusion of the timetable set EPB closes its activities this year of 2018. The dissolution of its rights and liquidation were aproved in the EGM held on january 29, 2018.
[6]	Although participation exceeds 50%, in accordance with the shareholders' agreement, the control is shared by Santander Corretora de Seguros (Current corporate name of Santander Participacoes S.A.), and Carsales.com. Investments PTY LTD (Carsales), shareholder based in Australia.
[7]	At the EGM held in October 5, 2017, it was approved the share capital increase of the Gestora de Credito in the amount of R$285,205, that way its share capital increased from R$65,823 to R$351,028, through the issuance of 29,013,700 new shares, being 14,506,850 as ordinary shares, 5,802,740 preferred shares Class A, 5,802,740 preferred shares Class B, and 2,901,370 preferred shares Class C, without par value, at the issuance price of R$ 9,83 per share. It was also approved by unanimous decision the payment timetable of the new shares issuance made by the Management of Gestora de Credito. That way, the share capital increase was fully subscribed at the same day by the shareholders in the proportion of 20% of each interest which were partially paid.
[8]	Company incorporated in April 2017 and is in the pre-operational phase. Pursuant to the shareholders' agreement, control is shared between shareholders who hold 20% of their capital stock each. At the Extraordinary General Meeting held on July 6, 2017, the capital increase of Gestora de Credito was approved in the total amount of R$65,822, so that the capital stock increased from R$1 to R$65,823, through the issue of 6,582,200 (six million, five hundred and eighty-two thousand and two hundred) new shares, of which 3,291,100 (three million, two hundred and ninety-one thousand and one hundred), 1,316,440 (one million, three hundred and sixteen thousand, four hundred and forty) preferred shares Class A and 1,316,440 (one million, three hundred and sixteen thousand, four hundred and forty) preferred shares Class B and 658,220 (six hundred and fifty eight thousand, two hundred and twenty) class C preferred shares, with no par value, at the issue price of R$10.00, corresponding to the equity value of the shares. The shares issued in the capital increase were fully subscribed on the same date by the shareholders in the proportion of 20% of their capital stock each.
[9]	Participation resulting from the credit recovery from the Banco Comercial and Investimentos Sudameris S.A. incorporated in 2009 by Banco ABN AMRO Real S.A., which in the same year was incorporated into the Banco Santander (Brasil) S.A., one of the Company partner. The partners are conducting the procedures for extinction of the company, whose depends on the sale of a property. Once it has been sold, the liquidation of the company and each partner will receive its share of the equity.
[10]	Company incorporated on December 13, 2018, upon transformation of BHJV Assessoria e Consultoria em Gestao Empresarial Ltda. Aymore CFI, a wholly-owned subsidiary of Banco Santander, holds the company's operational control. (Note 3.i).
[11]	Insurance company incorporated on October 9, 2018, through transformation of the corporate vehicle L.G.J.S.P.E. Empreendimentos e Participacoes S.A., submitted to Susep to obtain authorization to operate. In accordance with the shareholders' agreement, the control is shared by Sancap and HDI Seguros S.A., (Note 3.g).
[12]	At the ESM realized in September 26, 2016, was approved the reduction of the capital of Webmotors S.A. without cancellation of shares in the amount of R$109,800 to be considered excessive to maintain its activities, and the capital of R$194,580 to R$84,780.
[13]	On December 30, 2016, at the EGM of Webmotors S.A., the merger and the Private Instrument of Protocol and Justification of Incorporation of Virtual Motors by Webmotors S.A. were approved, so that Webmotors S.A. received, for its accounting value, based on the balance sheet drawn up on November 30, 2016, all of the assets, rights and obligations of Virtual Motors, with the extinction of Virtual Motors that will be succeeded by Webmotors S.A. in all its rights and obligations.
[14]	In 2017 refers to the incorporation of Gestora de Inteligencia de Credito - partnership between Banco Santander and other banks from brazilian market (according to note 3.d) and in 2016 refers to the acquisition agreement of part of the financial operations from the Group PSA in Brazil and the consequent creation of a Joint Venture.
[15]	In December 2017, according to the contractual change, the PSA Corretora de Seguros shareholders decided to increase its share capital in R$401, that way the share capital increased from R$ 500 to R$901, through the issuance of 400,532 new shares, which each new share has the value of R$1. The new shares issued were subscribed and paid at the same date, in local currency, according to the proportion of each shareholder equivalent to 50% to the company's share capital, that is, 200.266 shares.
[16]	Pursuant to the shareholders' agreement, the control is shared by Santander Corretora de Seguros (current corporate name of Santander Participacoes SA) and PSA Services LTD.